Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Increase in valuation allowance	$ 3,142	$ 19,401
Undistributed earnings of foreign subsidiaries	13,260
Net operating loss carryforwards	60,582	56,542
Interest and penalties related to uncertain tax positions	32	$ 56	$ 115
Embee Mobile Inc.
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	2,051
Israel Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 261,022